Transactions with Related Parties - Summary of Compensation For Key Management Personnel (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Salary	₩ 690	₩ 629	₩ 428